Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Tables)	3 Months Ended
Mar. 31, 2013
Securities Owned And Securities Sold But Not Yet Purchased At Fair Value [Text Block]
Schedule of Securities Owned and Sold, Not yet Purchased, at Fair Value [Table Text Block]
Fair Value Measurements As of March 31, 2013
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$53,000	146,000	-	$199,000
Government obligations	2,019,000	-	-	2,019,000
Restricted stock and warrants	-	277,000	-	277,000
	$2,072,000	$423,000	$-	$2,495,000
Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$11,000	-	-	$11,000
Government obligations	202,000	-	-	202,000
	$213,000	$-	$-	$213,000
As of September 30, 2012
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$18,000	-	-	$18,000
Government obligations	678,000	-	-	678,000
Restricted stock	-	56,000	-	56,000
	$696,000	$56,000	$-	$752,000
Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$1,000	-	-	$1,000
Government obligations	-	-	-	-
Restricted stock	-	-	-	-
	$1,000	$-	$-	$1,000